Financial Derivatives (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Total Gross Derivatives
The following table presents the notional amounts and gross fair values of all derivative assets and liabilities held by us.

Table 77: Total Gross Derivatives (a)

	December 31, 2019			December 31, 2018
In millions	Notional /Contract Amount	Asset Fair Value (b)	Liability Fair Value (c)	Notional /Contract Amount	Asset Fair Value (b)	Liability Fair Value (c)
Derivatives used for hedging
Interest rate contracts (d):
Fair value hedges	$30,663			$30,919	$7
Cash flow hedges	23,642	$6		17,337	1
Foreign exchange contracts:
Net investment hedges	1,102		$6	1,012		$10
Total derivatives designated for hedging	$55,407	$6	$6	$49,268	$8	$10
Derivatives not used for hedging
Derivatives used for mortgage banking activities (e):
Interest rate contracts:
Swaps	$52,007	$1		$43,084		$3
Futures (f)	3,487			10,658
Mortgage-backed commitments	7,738	60	$44	5,771	$47	39
Other	3,134	32	23	6,509	10	3
Total interest rate contracts	66,366	93	67	66,022	57	45
Derivatives used for customer-related activities:
Interest rate contracts:
Swaps	249,075	2,769	1,187	218,496	1,352	1,432
Futures (f)	703			914
Mortgage-backed commitments	3,721	2	6	2,246	7	10
Other	21,379	113	33	20,109	77	33
Total interest rate contracts	274,878	2,884	1,226	241,765	1,436	1,475
Commodity contracts:
Swaps	5,204	234	229	4,813	244	238
Other	4,203	72	72	1,418	67	67
Total commodity contracts	9,407	306	301	6,231	311	305
Foreign exchange contracts and other	27,120	204	162	23,253	194	192
Total foreign exchange contracts and other	311,405	3,394	1,689	271,249	1,941	1,972
Derivatives used for other risk management activities:
Foreign exchange contracts and other	10,201	9	257	7,908	75	263
Total derivatives not designated for hedging	$387,972	$3,496	$2,013	$345,179	$2,073	$2,280
Total gross derivatives	$443,379	$3,502	$2,019	$394,447	$2,081	$2,290
Less: Impact of legally enforceable master netting agreements		690	690		688	688
Less: Cash collateral received/paid		616	790		341	539
Total derivatives		$2,196	$539		$1,052	$1,063

(a)	Centrally cleared derivatives are settled in cash daily and result in no derivative asset or derivative liability being recognized on our Consolidated Balance Sheet.

(b)	Included in Other assets on our Consolidated Balance Sheet.

(c)	Included in Other liabilities on our Consolidated Balance Sheet.

(d)	Represents primarily swaps.

(e)	Includes both residential and commercial mortgage banking activities.
(f)
Futures contracts settle in cash daily and, therefore, no derivative asset or derivative liability is recognized on our Consolidated Balance Sheet.

Schedule of Gains (losses) Recognized on Fair Value and Cash Flow Hedges in Consolidated Income Statement
Further detail regarding gains (losses) related to our fair value and cash flow hedge derivatives is presented in the following table:
Table 78: Gains (Losses) Recognized on Fair Value and Cash Flow Hedges in the Consolidated Income Statement (a) (b)

	Location and Amount of Gains (Losses) Recognized in Income
	Interest Income		Interest Expense	Noninterest Income
In millions	Loans	Investment Securities	Borrowed Funds	Other
Year ended December 31, 2019
Total amounts on the Consolidated Income Statement	$10,525	$2,426	$1,811	$1,473
Gains (losses) on fair value hedges recognized on:
Hedged items (c)		$187	$(808)
Derivatives		$(178)	$659
Amounts related to interest settlements on derivatives		$13	$79
Gains (losses) on cash flow hedges (d):
Amount of derivative gains (losses) reclassified from AOCI	$9	$9		$19
Year ended December 31, 2018
Total amounts on the Consolidated Income Statement	$9,580	$2,261	$1,632	$1,205
Gains (losses) on fair value hedges recognized on:
Hedged items (c)		$(53)	$151
Derivatives		$60	$(262)
Amounts related to interest settlements on derivatives		$3	$80
Gains (losses) on cash flow hedges (d):
Amount of derivative gains (losses) reclassified from AOCI	$41	$11		$8
Year ended December 31, 2017
Total amounts on the Consolidated Income Statement	$8,238	$1,998	$1,083	$1,077
Gains (losses) on fair value hedges recognized on (e):
Hedged items (c)		$(50)	$268
Derivatives		$48	$(284)
Amounts related to interest settlements on derivatives		$(41)	$234
Gains (losses) on cash flow hedges (d):
Amount of derivative gains (losses) reclassified from AOCI	$159	$21		$17

(a)	For all periods presented, there were no components of derivative gains or losses excluded from the assessment of hedge effectiveness for any of the fair value or cash flow hedge strategies.

(b)	All cash flow and fair value hedge derivatives were interest rate contracts for the periods presented.

(c)	Includes an insignificant amount of fair value hedge adjustments related to discontinued hedge relationships.

(d)	For all periods presented, there were no gains or losses from cash flow hedge derivatives reclassified to income because it became probable that the original forecasted transaction would not occur.
(e)
The difference between the gains (losses) recognized in income on derivatives and their related hedged items represents the ineffective portion of the change in value of our fair value hedged derivatives.

Schedule of Hedged Items - Fair Value Hedges
Further detail regarding gains (losses) on derivatives and related cash flows is presented in the following table:

Table 79: Hedged Items - Fair Value Hedges

	December 31, 2019		December 31, 2018
In millions	Carrying Value of the Hedged Items	Cumulative Fair Value Hedge Adjustment included in the Carrying Value of Hedged Items (a)	Carrying Value of the Hedged Items	Cumulative Fair Value Hedge Adjustment included in the Carrying Value of Hedged Items (a)
Investment securities - Available for Sale (b)	$5,666	$59	$6,216	$(103)
Borrowed funds	$28,616	$548	$27,121	$(260)

(a)	Includes $(.3) billion and $(.5) billion of fair value hedge adjustments primarily related to discontinued borrowed funds hedge relationships at December 31, 2019 and 2018, respectively.
(b)
Carrying value shown represents amortized cost.

Gains (Losses) on Derivatives Not Designated as Hedging Instruments under GAAP
Further detail regarding the gains (losses) on derivatives not designated in hedging relationships is presented in the following table:
Table 80: Gains (Losses) on Derivatives Not Designated for Hedging

	Year ended December 31
In millions	2019	2018	2017
Derivatives used for mortgage banking activities:
Interest rate contracts (a)	$405	$(56)	$75
Derivatives used for customer-related activities:
Interest rate contracts	125	99	95
Foreign exchange contracts and other (b)	114	104	146
Gains (losses) from customer-related activities (c)	239	203	241
Derivatives used for other risk management activities:
Foreign exchange contracts and other (c)	(137)	268	(525)
Total gains (losses) from derivatives not designated as hedging instruments	$507	$415	$(209)

(a)	Included in Residential mortgage, Corporate services and Other noninterest income on our Consolidated Income Statement.

(b)	Includes an insignificant amount of gains (losses) on commodity contracts for all periods presented.
(c)
Included in Other noninterest income on our Consolidated Income Statement.

Derivative Assets And Liabilities Offsetting
Table 81: Derivative Assets and Liabilities Offsetting

In millions	Gross Fair Value	Amounts Offset on the Consolidated Balance Sheet		Net Fair Value		Securities Collateral Held /Pledged Under Master Netting Agreements	Net Amounts
		Fair Value Offset Amount	Cash Collateral
December 31, 2019
Derivative assets
Interest rate contracts:
Over-the-counter cleared	$14			$14			$14
Over-the-counter	2,969	$365	$593	2,011		$215	1,796
Commodity contracts	306	198	18	90			90
Foreign exchange and other contracts	213	127	5	81			81
Total derivative assets	$3,502	$690	$616	$2,196	(a)	$215	$1,981
Derivative liabilities
Interest rate contracts:
Over-the-counter cleared	$14			$14			$14
Over-the-counter	1,279	$475	$692	112			112
Commodity contracts	301	152	17	132			132
Foreign exchange and other contracts	425	63	81	281			281
Total derivative liabilities	$2,019	$690	$790	$539	(b)		$539
December 31, 2018
Derivative assets
Interest rate contracts:
Over-the-counter cleared	$29			$29			$29
Over-the-counter	1,472	$450	$117	905		$25	880
Commodity contracts	311	76	210	25			25
Foreign exchange and other contracts	269	162	14	93			93
Total derivative assets	$2,081	$688	$341	$1,052	(a)	$25	$1,027
Derivative liabilities
Interest rate contracts:
Over-the-counter cleared	$24			$24			$24
Over-the-counter	1,496	$557	$489	450		$11	439
Commodity contracts	305	56	17	232			232
Foreign exchange and other contracts	465	75	33	357			357
Total derivative liabilities	$2,290	$688	$539	$1,063	(b)	$11	$1,052

(a)	Represents the net amount of derivative assets included in Other assets on our Consolidated Balance Sheet.
(b)
Represents the net amount of derivative liabilities included in Other liabilities on our Consolidated Balance Sheet.